Average Annual Total Returns - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Emerging Markets Discovery Fund
Dec. 30, 2024
Fidelity Emerging Markets Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.76%
Past 5 years	9.70%
Past 10 years	5.47%
Fidelity Emerging Markets Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.22%
Past 5 years	9.00%
Past 10 years	5.03%
Fidelity Emerging Markets Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.75%
Past 5 years	7.77%
Past 10 years	4.43%
MC041
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%
IXY2E
Average Annual Return:
Past 1 year	18.61%
Past 5 years	7.25%
Past 10 years	4.01%